4. Inventories	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
4. Inventories
4.	Inventories
  Inventories consist of the following at December 31:
	2014	2013
Raw materials	$116,318	$17,129
Finished goods	260,702	41,922
Total	$377,020	$59,051